FAIR VALUE MEASUREMENTS (Tables) - Compass Digital Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025	Level	December 31, 2024
Liabilities:
Private Placement Warrants (1)	Level 2	$96,641	Level 2	$48,321
Public Warrants (1)	Level 2	$141,603	Level 2	$70,802
Non-redemption Liability (1)	Level 3	$6,025,173	Level 3	$4,028,008
Polar Capital Investment Payable	Level 3	$261,520	Level 3	$227,273

(1)	Measured at fair value on a recurring basis.

SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2024	$48,321	$70,802	$119,123
Change in fair value (1)	48,320	70,801	119,121
Fair value as of December 31, 2025	$96,641	$141,603	$238,244

	Private Placement	Public	Warrant Liabilities

Fair value as of December 31, 2023	$238,704	$349,760	$588,464
Change in fair value (1)	(190,383)	(278,958)	(469,341)
Fair value as of December 31, 2024	$48,321	$70,802	$119,123

(1)	Changes in fair value are recognized in change in fair value of derivative warrant liabilities in the accompanying consolidated statements of operations.